Segment information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Segment information

6.Segment information

The following segment information is used by Company’s senior management (the “Chief Operating Decision Maker”) to assess the performance of the operating segments and to make decisions with regards to the allocation of resources. This information is prepared on a basis consistent with the accounting policies used in the preparation of the financial statements. The Company evaluates the performance of its operating segments based on the measure of Earnings Before Interest Taxes, Depreciation and Amortization (“EBITDA”).

Reported segments

  Raízen Combustíveis: distribution and marketing of fuels, mainly through a franchised network of service stations under the “Shell” brand and a proximity business throughout Brazil and Argentina. In Argentina, the operations of Raízen Combustíveis include petroleum refining, the operation of fuel resellers, the manufacture and sale of automotive and industrial lubricants, and the production and sale of liquefied petroleum gas;
  Raízen Energia: production and marketing of a variety of products derived from sugar cane, including raw sugar (Very High Polarization, or “VHP”) and renewable products, such as anhydrous and hydrated ethanol, second generation ethanol and activities related to energy cogeneration from sugarcane bagasse, among others. In addition, this segment holds interests in companies engaged in research and development on new technology;
  Gas and Energy (formerly Comgás segment): (i) distribution of piped natural gas in part of the state of São Paulo to customers in the industrial, residential, commercial, automotive and cogeneration sectors through Comgás; and (ii) the sale of electricity, comprising the purchase and sale of electricity to other traders, to consumers who have a free choice of supplier and to other agents permitted by law;
  Moove: production and distribution of lubricants under the Mobil brand in Brazil, Argentina, Bolivia, Uruguay, Paraguay, the United States of America and Europe, as well as in the European and Asian markets under the “Comma” trademark and corporate activities;
  Logistics: logistics services for rail transportation, storage and port loading of commodities, mainly for grains and sugar, leasing of locomotives, wagons and another railroad equipment; and

Reconciliation

  Cosan Corporate: digital platform for logistics services and other investments, in addition to the corporate activities of the Company. This segment includes the financing subsidiaries for the Cosan group.

Although, Raízen Energia S.A. (“Raízen Energia”) and Raízen Combustíveis are equity accounted joint ventures and are no longer proportionally consolidated, senior management continues to review segment information. A reconciliation of these segments is presented in the column “Deconsolidated effects.”

	December 31, 2020
	Reported segments						Reconciliation
	Raízen Energia	Raízen Combustíveis		Gas and Energy	Moove	Logistics	Cosan Corporate	Deconsolidated effects	Segment elimination
		Brazil	Argentina							Consolidated
Statement of profit or loss
Gross sales	33,198,096	79,748,342	14,886,280	12,024,615	5,588,754	7,349,804	880	(127,832,718)	(37,887)	24,926,166
Domestic market(i)	23,153,941	79,748,342	14,886,280	12,024,615	5,117,770	6,978,624	880	(117,788,563)	(37,887)	24,084,002
External market(i)	10,044,155	—	—	—	470,984	371,180	—	(10,044,155)	—	842,164
Net sales	31,661,546	76,387,354	10,000,822	9,093,170	4,415,575	6,966,159	818	(118,049,722)	(37,887)	20,437,835
Cost of sales	(28,207,626)	(73,450,143)	(9,142,729)	(6,434,190)	(3,380,304)	(4,721,507)	(3,611)	110,800,498	37,887	(14,501,725)
Gross profit	3,453,920	2,937,211	858,093	2,658,980	1,035,271	2,244,652	(2,793)	(7,249,224)	—	5,936,110
Selling expenses	(1,119,878)	(1,413,556)	(731,322)	(454,131)	(471,829)	(30,670)	(2,516)	3,264,756	—	(959,146)
General and administrative expenses	(647,492)	(437,681)	(178,560)	(577,474)	(229,672)	(411,336)	(572,196)	1,263,733	—	(1,790,678)
Other expenses, net	161,236	263,271	129,619	56,176	34,876	128,388	(42,571)	(554,126)	—	176,869
Interest in earnings of associates	—	(88,323)	—	—	—	13,087	1,746,969	88,323	(1,731,255)	28,801
Interest in earnings of joint ventures	(86,630)	(937)	—	—	—	—	583,001	87,567	—	583,001
Finance results, net	(1,023,562)	(204,275)	(203,430)	(282,773)	(129,342)	(1,503,221)	(68,660)	1,431,267	—	(1,983,996)
Finance expense	(1,610,586)	(619,403)	(115,782)	(374,252)	(30,910)	(2,920,241)	(1,402,158)	2,345,771	—	(4,727,561)
Finance income	391,308	263,493	35,877	72,500	20,086	177,206	137,918	(690,678)	—	407,710
Foreign exchange, net	(603,224)	(3,154,960)	(63,278)	(150,227)	(161,636)	(1,577,342)	(1,369,451)	3,821,462	—	(3,258,656)
Derivatives	798,940	3,306,595	(60,247)	169,206	43,118	2,817,156	2,565,031	(4,045,288)	—	5,594,511
Income taxes	(211,932)	(362,349)	37,277	(460,312)	(87,941)	(169,990)	215,576	537,004	—	(502,667)
Profit (loss) for the year	525,662	693,361	(88,323)	940,466	151,363	270,910	1,856,810	(1,130,700)	(1,731,255)	1,488,294
Profit (loss) attributable to:
Owners of the Company	503,120	666,379	(88,323)	923,420	104,570	43,602	1,519,145	(1,081,176)	(1,731,255)	859,482
Non-controlling interests	22,542	26,982	—	17,046	46,793	227,308	337,665	(49,524)	—	628,812
	525,662	693,361	(88,323)	940,466	151,363	270,910	1,856,810	(1,130,700)	(1,731,255)	1,488,294
Other select data
Depreciation and amortization	4,092,682	306,142	660,415	500,714	108,687	1,715,527	15,926	(5,059,239)	—	2,340,854
EBITDA	5,853,838	1,566,127	738,245	2,184,265	477,333	3,659,648	1,725,820	(8,158,210)	(1,731,255)	6,315,811
Additions to PP&E, intangible and contract asset	2,669,052	229,473	260,890	1,006,881	29,658	2,979,213	18,936	(3,159,415)	—	4,034,688
Reconciliation of EBITDA
Profit (loss) for the year	525,662	693,361	(88,323)	940,466	151,363	270,910	1,856,810	(1,130,700)	(1,731,255)	1,488,294
Income taxes	211,932	362,349	(37,277)	460,312	87,941	169,990	(215,576)	(537,004)	—	502,667
Finance results, net	1,023,562	204,275	203,430	282,773	129,342	1,503,221	68,660	(1,431,267)	—	1,983,996
Depreciation and amortization	4,092,682	306,142	660,415	500,714	108,687	1,715,527	15,926	(5,059,239)	—	2,340,854
EBITDA	5,853,838	1,566,127	738,245	2,184,265	477,333	3,659,648	1,725,820	(8,158,210)	(1,731,255)	6,315,811

(i)       Domestic markets: sales within the countries where each entity is located; external markets: sales export.

	December 31, 2019
	Reported segments						Reconciliation
	Raízen Energia	Raízen Combustíveis		Gas and Energy	Moove	Logistics	Cosan Corporate	Deconsolidated effects	Segment elimination
		Brazil	Argentina							Consolidated
Statement of profit or loss
Gross sales	30,458,300	92,116,093	17,655,659	12,007,634	5,072,163	7,473,730	106	(140,230,052)	(37,047)	24,516,586
Domestic market(i)	24,180,375	90,619,697	17,655,659	12,007,634	4,948,678	7,232,158	106	(132,455,731)	(37,047)	24,151,529
External market(i)	6,277,925	1,496,396	—	—	123,485	241,572	—	(7,774,321)	—	365,057
Net sales	28,835,309	87,946,233	12,567,921	9,514,222	4,046,296	7,087,840	98	(129,349,463)	(37,047)	20,611,409
Cost of sales	(26,951,969)	(84,137,215)	(11,340,151)	(6,402,338)	(3,185,745)	(4,608,781)	(416)	122,429,335	37,047	(14,160,233)
Gross profit	1,883,340	3,809,018	1,227,770	3,111,884	860,551	2,479,059	(318)	(6,920,128)	—	6,451,176
Selling expenses	(866,330)	(1,489,100)	(713,874)	(614,492)	(492,482)	(6,983)	(8,909)	3,069,304	—	(1,122,866)
General and administrative expenses	(621,843)	(486,149)	(124,674)	(404,441)	(173,212)	(364,555)	(293,854)	1,232,666	—	(1,236,062)
Other expenses, net	136,695	1,810,364	73,942	(31,534)	31,806	(24,084)	428,498	(2,021,001)	—	404,686
Interest in earnings of associates	—	115,168	—	—	439	21,876	2,822,914	(115,168)	(2,843,998)	1,231
Interest in earnings of joint ventures	(12,179)	4,973	—	—	—	—	1,131,406	7,206	—	1,131,406
Finance results, net	(759,350)	(216,381)	(320,506)	(180,381)	(96,794)	(1,197,817)	(492,631)	1,296,237	—	(1,967,623)
Finance expense	(1,449,680)	(649,509)	(81,237)	(495,958)	(38,514)	(1,871,221)	(1,284,885)	2,180,426	—	(3,690,578)
Finance income	471,581	268,801	26,954	315,634	22,385	202,875	433,710	(767,336)	—	974,604
Foreign exchange, net	(36,107)	(259,014)	(276,256)	(27,518)	(92,989)	(205,839)	(200,600)	571,377	—	(526,946)
Derivatives	254,856	423,341	10,033	27,461	12,324	676,368	559,144	(688,230)	—	1,275,297
Income taxes	117,371	(1,013,037)	(27,490)	(588,389)	(55,206)	(129,247)	(6,754)	923,156	—	(779,596)
Profit from continuing operations	(122,296)	2,534,856	115,168	1,292,647	75,102	778,249	3,580,352	(2,527,728)	(2,843,998)	2,882,352
Profit (loss) from discontinued operation, net of tax	—	—	—	—	—	—	11,021	—	—	11,021
Profit (loss) for the year	(122,296)	2,534,856	115,168	1,292,647	75,102	778,249	3,591,373	(2,527,728)	(2,843,998)	2,893,373
Profit (loss) attributable to:
Owners of the Company	(183,784)	2,467,692	115,168	1,255,369	72,971	157,216	3,586,632	(2,399,076)	(3,755,847)	1,316,341
Non-controlling interests	61,488	67,164	—	37,278	2,131	621,033	4,741	(128,652)	911,849	1,577,032
	(122,296)	2,534,856	115,168	1,292,647	75,102	778,249	3,591,373	(2,527,728)	(2,843,998)	2,893,373
Other select data
Depreciation and amortization	2,833,200	284,952	507,702	459,584	97,827	1,716,185	14,281	(3,625,854)	—	2,287,877
EBITDA	3,352,883	4,049,226	970,866	2,521,001	324,929	3,821,498	4,094,018	(8,372,975)	(2,843,998)	7,917,448
Additions to PP&E, intangible and contract asset	2,902,907	339,987	343,367	775,769	32,854	1,943,063	11,251	(3,586,261)	—	2,762,937
Reconciliation of EBITDA
Profit (loss) for the year	(122,296)	2,534,856	115,168	1,292,647	75,102	778,249	3,580,352	(2,527,728)	(2,843,998)	2,882,352
Income taxes	(117,371)	1,013,037	27,490	588,389	55,206	129,247	6,754	(923,156)	—	779,596
Finance results, net	759,350	216,381	320,506	180,381	96,794	1,197,817	492,631	(1,296,237)	—	1,967,623
Depreciation and amortization	2,833,200	284,952	507,702	459,584	97,827	1,716,185	14,281	(3,625,854)	—	2,287,877
EBITDA	3,352,883	4,049,226	970,866	2,521,001	324,929	3,821,498	4,094,018	(8,372,975)	(2,843,998)	7,917,448

(i)       Domestic markets: sales within the countries where each entity is located; external markets: sales export.

	December 31, 2018
	Reported segments						Reconciliation
	Raízen Energia	Raízen Combustíveis		Gas and Energy	Moove	Logistics	Cosan Corporate	Deconsolidated effects	Segment elimination
		Brazil	Argentina							Consolidated
Statement of profit or loss
Gross sales	21,296,564	85,793,511	4,497,337	8,695,208	4,381,188	6,889,477	—	(111,587,412)	(40,128)	19,925,745
Domestic market(i)	16,271,074	83,350,683	4,497,337	8,695,208	4,242,819	6,889,177	—	(104,119,094)	(40,128)	19,787,076
External market(i)	5,025,490	2,442,828	—	—	138,369	300	—	(7,468,318)	—	138,669
Net sales	19,798,546	81,960,154	3,243,937	6,840,011	3,449,949	6,584,937	(1)	(105,002,637)	(40,128)	16,834,768
Cost of sales	(18,136,443)	(78,223,747)	(3,074,701)	(4,901,715)	(2,781,084)	(4,465,634)	—	99,434,891	40,128	(12,108,305)
Gross profit	1,662,103	3,736,407	169,236	1,938,296	668,865	2,119,303	(1)	(5,567,746)	—	4,726,463
Selling expenses	(768,831)	(1,378,292)	(128,443)	(613,046)	(393,317)	(12,871)	—	2,275,566	—	(1,019,234)
General and administrative expenses	(664,690)	(479,848)	(46,400)	(367,670)	(132,336)	(301,698)	(173,836)	1,190,938	—	(975,540)
Other expenses, net	570,343	455,250	11,566	763,608	2,393	(65,303)	46,584	(1,037,159)	—	747,282
Interest in earnings of associates	—	(9,954)	—	—	(349)	10,179	2,119,282	9,954	(2,084,046)	45,066
Interest in earnings of joint ventures	22,139	1	—	—	—	—	946,282	(22,140)	—	946,282
Finance results, net	(318,335)	(445,909)	(7,692)	78,773	(27,279)	(1,208,820)	(441,096)	771,936	—	(1,598,422)
Finance expense	(968,066)	(460,734)	(12,818)	(504,071)	(35,157)	(1,518,156)	(779,379)	1,441,618	—	(2,836,763)
Finance income	583,546	206,718	5,686	581,181	9,928	224,531	216,518	(795,950)	—	1,032,158
Foreign exchange, net	(90,780)	(763,008)	(560)	(93,780)	(26,875)	(668,064)	(763,647)	854,348	—	(1,552,366)
Derivatives	156,965	571,115	—	95,443	24,825	752,869	885,412	(728,080)	—	1,758,549
Income taxes	9,007	(443,136)	(8,221)	(540,995)	(49,439)	(268,439)	98,386	442,350	—	(760,487)
Profit from continuing operations	511,736	1,434,519	(9,954)	1,258,966	68,538	272,351	2,595,601	(1,936,301)	(2,084,046)	2,111,410
Profit (loss) from discontinued operation, net of tax	—	—	—	—	—	—	(28,230)	—	—	(28,230)
Profit (loss) for the year	511,736	1,434,519	(9,954)	1,258,966	68,538	272,351	2,567,371	(1,936,301)	(2,084,046)	2,083,180
Profit (loss) attributable to:
Owners of the Company	507,580	1,386,361	(9,954)	1,008,190	67,882	54,114	2,562,278	(1,883,987)	(2,717,016)	975,448
Non-controlling interests	4,156	48,158	—	250,776	656	218,237	5,093	(52,314)	632,970	1,107,732
	511,736	1,434,519	(9,954)	1,258,966	68,538	272,351	2,567,371	(1,936,301)	(2,084,046)	2,083,180
Other select data
Depreciation and amortization	2,147,455	191,114	76,140	464,517	91,972	1,491,306	4,029	(2,414,709)	—	2,051,824
EBITDA	2,968,519	2,514,678	82,099	2,185,705	237,228	3,240,916	2,942,340	(5,565,296)	(2,084,046)	6,522,143
Additions to PP&E, intangible and contract asset	2,571,359	51,424	343,367	531,739	47,346	1,996,746	52,322	(2,966,150)	—	2,628,153
Reconciliation of EBITDA
Profit (loss) for the year	511,736	1,434,519	(9,954)	1,258,966	68,538	272,351	2,595,601	(1,936,301)	(2,084,046)	2,111,410
Income taxes	(9,007)	443,136	8,221	540,995	49,439	268,439	(98,386)	(442,350)	—	760,487
Finance results, net	318,335	445,909	7,692	(78,773)	27,279	1,208,820	441,096	(771,936)	—	1,598,422
Depreciation and amortization	2,147,455	191,114	76,140	464,517	91,972	1,491,306	4,029	(2,414,709)	—	2,051,824
EBITDA	2,968,519	2,514,678	82,099	2,185,705	237,228	3,240,916	2,942,340	(5,565,296)	(2,084,046)	6,522,143

(i)       Domestic markets: sales within the countries where each entity is located; external markets: sales export.

	December 31, 2020
	Reported segments						Reconciliation
	Raízen Energia	Raízen Combustíveis		Gas and Energy	Moove	Logistics	Cosan Corporate	Deconsolidated effects	Segment elimination
		Brazil	Argentina							Consolidated
Statement of financial position
Assets	44,981,452	25,923,490	7,344,448	15,027,675	4,439,453	45,912,604	33,324,494	(78,249,390)	(14,990,661)	83,713,565
Cash and cash equivalents	2,293,506	752,369	396,039	1,899,533	936,345	7,778,612	3,028,428	(3,441,914)	—	13,642,918
Marketable securities	—	—	—	1,188,625	168,066	1,396,723	915,695	—	—	3,669,109
Trade receivables	1,835,656	2,070,824	358,816	1,121,612	483,227	428,492	110	(4,265,296)	—	2,033,441
Derivative financial instruments	4,904,580	2,835,980	—	517,181	28,463	3,988,524	3,606,532	(7,740,560)	—	8,140,700
Inventories	3,975,086	3,068,435	1,274,045	121,064	564,836	249,318	46	(8,317,566)	—	935,264
Sector financial assets	—	—	—	241,749	—	—	—	—	—	241,749
Other financial assets	160,600	—	—	—	69,126	—	—	(160,600)	—	69,126
Other current assets	4,862,274	3,526,980	769,740	276,139	146,166	685,659	1,938,096	(9,158,994)	(764,392)	2,281,668
Other non-current assets	5,374,084	2,247,516	61,018	169,905	398,796	2,613,480	1,566,428	(7,682,618)	(410,191)	4,338,418
Investments in associates	—	3,299,738	356	—	—	50,715	14,149,214	(3,300,094)	(13,816,078)	383,851
Investments in joint ventures	536,540	769,252	—	—	—	—	7,988,208	(1,305,792)	—	7,988,208
Biological assets	1,073,582	—	—	—	—	—	—	(1,073,582)	—	—
Contract asset	—	2,241,618	95,840	686,690	9,248	—	—	(2,337,458)	—	695,938
Right-of-use assets	4,698,238	86,737	425,391	19,865	39,550	7,823,401	33,414	(5,210,366)	—	7,916,230
Property, plant and equipment	11,667,442	2,544,094	3,953,982	15,326	327,535	13,646,248	79,397	(18,165,518)	—	14,068,506
Intangible assets and goodwill	3,599,864	2,479,947	9,221	8,769,986	1,268,095	7,251,432	18,926	(6,089,032)	—	17,308,439
Liabilities	(34,923,572)	(19,568,358)	(4,044,354)	(11,681,752)	(2,473,884)	(32,359,866)	(17,553,779)	58,536,284	1,174,583	(62,894,698)
Loans, borrowings and debentures	(17,516,886)	(6,258,929)	(781,703)	(7,043,909)	(802,938)	(21,656,908)	(12,745,705)	24,557,518	—	(42,249,460)
Derivative financial instruments	(4,502,866)	(246,237)	(15,155)	(286,018)	(348)	—	(159,695)	4,764,258	—	(446,061)
Trade payables	(3,244,436)	(5,203,174)	(863,672)	(1,182,111)	(688,139)	(754,546)	(5,258)	9,311,282	—	(2,630,054)
Employee benefits payable	(383,114)	(85,993)	(65,269)	(74,543)	(96,192)	(139,058)	(26,673)	534,376	—	(336,466)
Sector financial liabilities	—	—	—	(565,911)	—	—	—	—	—	(565,911)
Other current liabilities	(3,014,286)	(2,729,837)	(1,186,505)	(662,779)	(290,827)	(950,582)	(2,006,371)	6,930,628	204,366	(3,706,193)
Preferred shareholders payable in subsidiaries	—	—	—	—	—	—	(387,044)	—	—	(387,044)
Leases	(4,246,196)	(101,500)	(387,074)	(10,320)	(41,299)	(2,912,317)	(37,911)	4,734,770	—	(3,001,847)
Other non-current liabilities	(2,015,788)	(4,942,688)	(744,976)	(1,856,161)	(554,141)	(5,946,455)	(2,185,122)	7,703,452	970,217	(9,571,662)
Total assets (net of liabilities) allocated by segment	10,057,880	6,355,132	3,300,094	3,345,923	1,965,569	13,552,738	15,770,715	(19,713,106)	(13,816,078)	20,818,867
Equity attributable to:
Owners of the Company	9,967,891	6,075,393	3,300,094	3,288,315	1,367,157	2,150,052	12,270,637	(19,343,378)	(13,816,078)	5,260,083
Non-controlling interests	89,989	279,739	—	57,608	598,412	11,402,686	3,500,078	(369,728)	—	15,558,784
Total shareholders’ equity	10,057,880	6,355,132	3,300,094	3,345,923	1,965,569	13,552,738	15,770,715	(19,713,106)	(13,816,078)	20,818,867

	December 31, 2019
	Reported segments						Reconciliation
	Raízen Energia	Raízen Combustíveis		Gas and Energy	Moove	Logistics	Cosan Corporate	Deconsolidated effects	Segment elimination
		Brazil	Argentina							Consolidated
Statement of financial position
Assets	42,843,360	24,252,100	6,549,006	12,038,100	3,499,109	32,838,038	31,055,233	(73,644,466)	(13,712,606)	65,717,874
Cash and cash equivalents	2,715,055	1,036,151	266,309	1,083,410	610,605	1,963,018	4,815,241	(4,017,515)	—	8,472,274
Marketable securities	—	—	—	200,233	43,856	1,751,853	1,119,561	—	—	3,115,503
Trade receivables	1,135,079	2,455,365	442,204	987,397	427,714	399,249	34	(4,032,648)	—	1,814,394
Derivative financial instruments	2,139,240	911,874	5,164	374,730	17,005	1,624,023	1,808,652	(3,056,278)	—	3,824,410
Inventories	4,592,428	3,007,893	1,099,632	89,586	449,211	248,456	69	(8,699,953)	—	787,322
Other financial assets	602,542	—	—	—	134,636	—	17,127	(602,542)	—	151,763
Other current assets	7,125,332	3,506,579	872,413	315,744	165,070	604,988	1,307,712	(11,504,324)	(789,265)	1,604,249
Other non-current assets	4,196,166	2,014,958	24,095	90,662	150,683	2,638,286	1,562,823	(6,235,219)	(488,228)	3,954,226
Investments in associates	—	2,612,576	276	—	365	52,012	12,760,443	(2,612,852)	(12,435,113)	377,707
Investments in joint ventures	577,008	727,936	—	—	—	—	7,548,960	(1,304,944)	—	7,548,960
Biological assets	734,495	—	—	—	—	—	—	(734,495)	—	—
Contract asset	—	2,736,589	48,985	594,602	5,939	—	—	(2,785,574)	—	600,541
Right-of-use assets	4,017,503	97,374	476,251	10,128	22,592	4,410,952	26,058	(4,591,128)	—	4,469,730
Property, plant and equipment	11,342,326	2,595,878	3,304,040	—	310,007	11,770,168	72,961	(17,242,244)	—	12,153,136
Intangible assets and goodwill	3,666,186	2,548,927	9,637	8,291,608	1,161,426	7,375,033	15,592	(6,224,750)	—	16,843,659
Liabilities	(32,407,587)	(19,173,669)	(3,936,154)	(9,151,581)	(1,911,413)	(24,222,467)	(15,469,425)	55,517,410	1,277,493	(49,477,393)
Loans, borrowings and debentures	(15,653,705)	(5,745,735)	(912,807)	(5,244,942)	(670,263)	(11,720,477)	(11,416,533)	22,312,247	—	(29,052,215)
Derivative financial instruments	(1,422,923)	(325,018)	—	—	(1,801)	(482)	(78,768)	1,747,941	—	(81,051)
Trade payables	(5,101,474)	(2,568,885)	(943,789)	(1,154,206)	(515,759)	(513,325)	(6,974)	8,614,148	—	(2,190,264)
Employee benefits payable	(360,414)	(77,692)	(48,752)	(59,928)	(70,068)	(216,685)	(34,656)	486,858	—	(381,337)
Other current liabilities	(4,317,609)	(5,859,807)	(856,185)	(683,555)	(217,705)	(711,305)	(1,113,182)	11,033,601	471,621	(2,254,126)
Preferred shareholders payable in subsidiaries	—	—	—	—	—	—	(611,537)	—	—	(611,537)
Leases	(3,504,501)	(103,807)	(439,860)	(10,843)	(27,431)	(4,529,139)	(27,475)	4,048,168	—	(4,594,888)
Other non-current liabilities	(2,046,961)	(4,492,725)	(734,761)	(1,998,107)	(408,386)	(6,531,054)	(2,180,300)	7,274,447	805,872	(10,311,975)
Total assets (net of liabilities) allocated by segment	10,435,773	5,078,431	2,612,852	2,886,519	1,587,696	8,615,571	15,585,808	(18,127,056)	(12,435,113)	16,240,481
Equity attributable to:
Owners of the Company	10,358,052	4,808,076	2,612,852	2,861,954	1,107,136	1,746,668	5,401,865	(17,778,980)	(5,715,758)	5,401,865
Non-controlling interests	77,721	270,355	—	24,565	480,560	6,868,903	10,183,943	(348,076)	(6,719,355)	10,838,616
Total shareholders’ equity	10,435,773	5,078,431	2,612,852	2,886,519	1,587,696	8,615,571	15,585,808	(18,127,056)	(12,435,113)	16,240,481

6.1.          Net sales by customer by segment

	December 31, 2020	December 31, 2019	December 31, 2018

Reported segment
Raízen Energia
Ethanol	12,372,878	11,388,766	8,569,437
Sugar	10,241,141	3,925,499	3,670,749
Gas	1,655,484	2,967,137	758,572
Diesel	4,626,749	6,469,695	3,314,377
Cogeneration	2,282,158	3,934,639	2,836,658
Other	483,136	149,573	648,753
	31,661,546	28,835,309	19,798,546
Raízen Combustíveis
Fuels	85,342,742	99,000,662	84,031,837
Other	1,045,434	1,513,492	1,172,254
	86,388,176	100,514,154	85,204,091
Gas and Energy
Natural gas distribution
Industrial	5,030,738	6,045,600	4,411,737
Residential	1,381,597	1,295,107	986,073
Cogeneration	389,732	437,327	315,925
Automotive	220,130	350,637	262,813
Commercial	350,760	507,550	387,069
Construction revenue	885,630	813,341	415,753
Other	59,104	64,660	60,641
	8,317,691	9,514,222	6,840,011
Electricity trading	775,479	—	—
	9,093,170	9,514,222	6,840,011
Moove
Finished goods	3,891,551	3,786,636	3,096,658
Base oil	392,153	194,353	317,878
Services	131,871	65,307	35,413
	4,415,575	4,046,296	3,449,949
Logistics
North operations	5,270,436	5,313,757	4,913,437
South operations	1,409,872	1,478,314	1,412,300
Container operations	285,851	295,769	259,200
	6,966,159	7,087,840	6,584,937
Reconciliation
Cosan Corporate	818	98	(1)
Deconsolidated effects and eliminations	(118,087,609)	(129,386,510)	(105,042,765)
Total	20,437,835	20,611,409	16,834,768

6.2.          Information on geographical area

	Net sales			Non-current assets
	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2020	December 31, 2019

Brazil	18,100,012	18,522,108	14,720,088	12,577,376	8,238,016
Europe(i)	1,867,284	1,719,262	1,836,739	11,401	71,689
Latin America(ii)	360,798	184,981	157,287	—	—
North America	62,760	157,665	55,549	24,684	23,140
Asia and other	46,981	27,393	65,105	—	—
Total	20,437,835	20,611,409	16,834,768	12,613,461	8,332,845

Main countries:

(i)      England, France, Spain and Portugal; and

(ii)    Argentina, Bolivia, Uruguay and Paraguay.

6.3.          Major Customers

The majority of the cargo Rumo transports and port elevation is for the agricultural commodities industry, especially corn, sugar, soy and derivatives thereof. Rumo’s major clients are export companies participating in this market. This participation corresponds approximately to the following amounts of net revenue in each year: R$2,939,945 in 2020, R$773,286 in 2019 and R$912,943 in 2018.